UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: Chairman and Chief Financial Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  July 19, 2012
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:43 Data Records

Form 13F Information Table Value Total:$344,423
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$115
3,290
SH

DEFINED

0
3,290
0
American Express Company
Common
009988572
$14,559
250,110
SH

SOLE
NONE
250,110
0
0
American Express Company
Common
009988572
$7,880
135,370
SH

DEFINED

0
135,370
0
Anixter International Inc
Common
001144693
$8,033
151,415
SH

SOLE
NONE
151,415
0
0
Anixter International Inc
Common
001144693
$4,459
84,045
SH

DEFINED

0
84,045
0
Bunge Limited
Common
013317810
$4,377
69,770
SH

SOLE
NONE
69,770
0
0
Bunge Limited
Common
013317810
$2,305
36,745
SH

DEFINED

0
36,745
0
Coach, Inc
Common
011894461
$12,777
218,485
SH

SOLE
NONE
218,485
0
0
Coach, Inc
Common
011894461
$8,088
138,300
SH

DEFINED

0
138,300
0
Cognizant Technology Solutions Corporation
Common
011551521
$11,329
188,820
SH

SOLE
NONE
188,820
0
0
Cognizant Technology Solutions Corporation
Common
011551521
$5,806
96,765
SH

DEFINED

0
96,765
0
Danaher Corp
Common
009962131
$13,938
267,625
SH

SOLE
NONE
267,625
0
0
Danaher Corp
Common
009962131
$6,745
129,505
SH

DEFINED

0
129,505
0
Dover Corp
Common
009974121
$9,000
167,885
SH

SOLE
NONE
167,885
0
0
Dover Corp
Common
009974121
$4,545
84,770
SH

DEFINED

0
84,770
0
EMC Corporation
Common
009720308
$104
4,065
SH

DEFINED

0
4,065
0
H.B. Fuller Co.
Common
011491367
$10,844
353,212
SH

SOLE
NONE
353,212
0
0
H.B. Fuller Co.
Common
011491367
$5,785
188,445
SH

DEFINED

0
188,445
0
Honeywell International Inc
Common
010534801
$10,176
182,230
SH

SOLE
NONE
182,230
0
0
Honeywell International Inc
Common
010534801
$5,315
95,180
SH

DEFINED

0
95,180
0
JP Morgan Chase & Co
Common
012271654
$8,852
247,750
SH

SOLE
NONE
247,750
0
0
JP Morgan Chase & Co
Common
012271654
$4,617
129,230
SH

DEFINED

0
129,230
0
Johnson & Johnson
Common
009722513
$12,262
181,500
SH

SOLE
NONE
181,500
0
0
Johnson & Johnson
Common
009722513
$7,135
105,605
SH

DEFINED

0
105,605
0
Mettler-Toledo International Inc.
Common
010919576
$7,062
45,310
SH

SOLE
NONE
45,310
0
0
Mettler-Toledo International Inc.
Common
010919576
$3,723
23,890
SH

DEFINED

0
23,890
0
Praxair Inc.
Common
009967419
$14,793
136,050
SH

SOLE
NONE
136,050
0
0
Praxair Inc.
Common
009967419
$8,290
76,242
SH

DEFINED

0
76,242
0
Qualcomm Inc
Common
009830880
$9,856
177,020
SH

SOLE
NONE
177,020
0
0
Qualcomm Inc
Common
009830880
$5,104
91,665
SH

DEFINED

0
91,665
0
Resmed
Common
011540066
$11,529
369,535
SH

SOLE
NONE
369,535
0
0
Resmed
Common
011540066
$6,348
203,450
SH

DEFINED

0
203,450
0
TJX Companies Inc
Common
009961968
$18,558
432,290
SH

SOLE
NONE
432,290
0
0
TJX Companies Inc
Common
009961968
$9,523
221,825
SH

DEFINED

0
221,825
0
Varian Medical Systems Inc
Common
011489389
$10,932
179,885
SH

SOLE
NONE
179,885
0
0
Varian Medical Systems Inc
Common
011489389
$5,732
94,325
SH

DEFINED

0
94,325
0
Wabtec Corp
Common
011540104
$14,210
182,150
SH

SOLE
NONE
182,150
0
0
Wabtec Corp
Common
011540104
$7,718
98,935
SH

DEFINED

0
98,935
0
World Fuel Services Corporation
Common
013009899
$9,507
249,980
SH

SOLE
NONE
249,980
0
0
World Fuel Services Corporation
Common
013009899
$5,013
131,815
SH

DEFINED

0
131,815
0
Yum! Brands Inc
Common
014856862
$13,163
204,325
SH

SOLE
NONE
204,325
0
0
Yum! Brands Inc
Common
014856862
$4,287
66,545
SH

DEFINED

0
66,545
0
Total SA - Spon ADR
ADR
010107385
$31
688
SH

SOLE
NONE
688
0
0
S REPORT SUMMARY
43 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED